Loss and loss adjustment expense reserves - Schedule of loss and loss adjustment expense reserves (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss and Loss Adjustment Expense Reserves [Abstract]
Case loss and loss adjustment expense reserves	$ 50,868	$ 34,307	$ 3,668
Incurred but not reported loss and loss adjustment expense reserves	136,445	100,024	63,603
Loss and loss adjustment expense reserves	$ 187,313	$ 134,331	$ 67,271